Revenue - Schedule of Disaggregated Revenue by Primary Geographic Areas (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregated revenue by principal geographic areas [line items]
Revenue		$ 27,587	$ 31,689	$ 31,648
Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		27,587	28,132	27,449
Continuing operations [member] | Republic of Ireland [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		632	655	553
Continuing operations [member] | United Kingdom [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		3,337	3,721	3,859
Continuing operations [member] | Rest of Europe [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[1]	5,833	6,007	6,575
Continuing operations [member] | United States [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		15,463	15,393	14,127
Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[2]	2,322	2,356	2,335
Discontinued operations [member] | Rest of Europe [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[3]		3,557	4,191
Discontinued operations [member] | United States [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue				8
Europe Materials [Member] | Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[4]	9,141	9,509	9,498
Europe Materials [Member] | Continuing operations [member] | Republic of Ireland [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		632	655	553
Europe Materials [Member] | Continuing operations [member] | United Kingdom [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		3,157	3,478	3,596
Europe Materials [Member] | Continuing operations [member] | Rest of Europe [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[1]	4,841	4,845	4,840
Europe Materials [Member] | Continuing operations [member] | United States [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue
Europe Materials [Member] | Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[2]	511	531	509
Americas Materials [member] | Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[4]	11,273	11,626	10,572
Americas Materials [member] | Continuing operations [member] | United States [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		9,984	10,307	9,326
Americas Materials [member] | Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[2]	1,289	1,319	1,246
Building Products [Member] | Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		7,173	6,997	7,379
Building Products [Member] | Continuing operations [member] | United Kingdom [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		180	243	263
Building Products [Member] | Continuing operations [member] | Rest of Europe [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[1]	992	1,162	1,735
Building Products [Member] | Continuing operations [member] | United States [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		5,479	5,086	4,801
Building Products [Member] | Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[2]	$ 522	$ 506	$ 580

[1]	The Rest of Europe principally includes Austria, Belgium, Czech Republic, Denmark, Estonia, Finland, France, Germany, Hungary, Luxembourg, the Netherlands, Poland, Romania, Serbia, Slovakia, Spain, Sweden, Switzerland and Ukraine.
[2]	The Rest of World principally includes Australia, Brazil, Canada and the Philippines.
[3]	The Rest of Europe principally includes Austria, Belgium, Czech Republic, Denmark, Estonia, Finland, France, Germany, Hungary, Luxembourg, Netherlands, Poland, Romania, Serbia, Slovakia, Spain, Sweden, Switzerland and Ukraine.
[4]	Americas Materials and Europe Materials both operate vertically integrated businesses, which are founded in resource-backed cement and aggregates assets and which support the manufacture and supply of aggregates, asphalt, cement, readymixed and precast concrete and landscaping products. Accordingly, for the purpose of disaggregation of revenue we have included certain products together, as this is how management reviews and evaluates this business line.